Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SIT-QTLY-0721
1.912870.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.0%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	137,475	$8,350,342
Hellenic Telecommunications Organization SA	364,720	6,513,478
Koninklijke KPN NV	2,051,399	6,857,501
KT Corp.	164,909	5,006,055
Liberty Global PLC Class C (b)	449,300	12,229,946
Nippon Telegraph & Telephone Corp.	1,195,000	32,360,945
Nippon Telegraph & Telephone Corp. sponsored ADR	48,568	1,314,250
NOS SGPS	151,972	548,925
Orange SA	653,614	8,341,001
Telecom Italia SpA (Risparmio Shares)	7,680,092	4,393,351
Telefonica Deutschland Holding AG	548,970	1,512,268
		87,428,062
Entertainment - 0.4%
Akatsuki, Inc.	8,800	285,628
Amuse, Inc.	7,200	142,250
CTS Eventim AG	51,718	3,563,315
Klab, Inc. (b)	68,200	430,926
Konami Holdings Corp.	30,600	1,974,757
NetEase, Inc.	358,675	8,425,628
NetEase, Inc. ADR	171,564	20,232,543
Nintendo Co. Ltd.	36,500	22,601,375
Nintendo Co. Ltd. ADR	51,623	3,991,490
Sea Ltd. ADR (b)	40,081	10,150,112
Square Enix Holdings Co. Ltd.	164,600	8,856,794
Tencent Music Entertainment Group ADR (b)	120,152	1,891,192
Toei Co. Ltd.	4,900	1,015,824
Ubisoft Entertainment SA (b)	126,500	9,201,120
		92,762,954
Interactive Media & Services - 0.5%
Baidu.com, Inc. sponsored ADR (b)	12,551	2,463,385
Bengo4.Com, Inc. (b)	16,200	1,302,372
carsales.com Ltd.	220,740	3,311,478
Info Edge India Ltd. (b)	34,221	2,108,043
Kakao Corp.	67,018	7,339,625
NAVER Corp.	61,014	19,608,083
Scout24 AG (a)	100,445	8,179,726
SEEK Ltd.	131,747	3,152,539
Tencent Holdings Ltd.	481,400	37,636,290
Trustpilot Group PLC (a)(b)	420,871	1,791,837
Yandex NV Series A (b)	89,037	6,013,559
Z Holdings Corp.	1,170,900	5,585,113
		98,492,050
Media - 0.2%
CyberAgent, Inc.	592,400	11,781,122
Eutelsat Communications	171,546	2,160,951
Hakuhodo DY Holdings, Inc.	132,500	2,266,741
Informa PLC (b)	1,080,869	8,344,499
Mediaset SpA	109,336	390,656
Publicis Groupe SA	43,796	2,964,090
SES SA (France) (depositary receipt)	62,583	521,397
Stroer Out-of-Home Media AG	65,599	5,455,639
Telenet Group Holding NV	3,389	132,082
WPP PLC	967,893	13,370,080
WPP PLC ADR	50,688	3,507,103
		50,894,360
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL (For. Reg.)	976,100	5,278,749
KDDI Corp.	438,300	14,941,086
SoftBank Group Corp.	253,000	19,271,716
Tele2 AB (B Shares)	143,690	1,958,744
Vodafone Group PLC sponsored ADR (c)	738,680	13,643,420
		55,093,715

TOTAL COMMUNICATION SERVICES		384,671,141

CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.6%
Aisin Seiki Co. Ltd.	46,000	2,016,570
Autoliv, Inc. (depositary receipt)	70,131	7,414,969
Bridgestone Corp.	181,600	8,043,507
Compagnie Generale des Etablissements Michelin SCA Series B (c)	60,742	9,283,734
Continental AG	84,398	12,513,639
Continental AG sponsored ADR	6,765	101,001
DENSO Corp.	109,900	7,501,519
Eagle Industry Co. Ltd.	41,300	430,917
Faurecia SA	62,376	3,431,266
JTEKT Corp.	73,600	784,931
Koito Manufacturing Co. Ltd.	192,500	12,759,139
Magna International, Inc. Class A	180,958	18,202,565
Musashi Seimitsu Industry Co. Ltd.	44,100	898,582
NGK Spark Plug Co. Ltd.	12,100	193,120
Piolax, Inc.	61,900	831,833
Pirelli & C. SpA (a)	259,275	1,530,277
Shoei Co. Ltd.	12,200	445,969
Stanley Electric Co. Ltd.	213,200	6,434,725
Sumitomo Rubber Industries Ltd.	251,900	3,261,272
Toyoda Gosei Co. Ltd.	11,100	284,587
Toyota Industries Corp.	392,800	34,189,175
TPR Co. Ltd.	19,100	261,194
Valeo SA	348,127	11,466,379
Yorozu Corp.	17,400	194,856
		142,475,726
Automobiles - 0.3%
Honda Motor Co. Ltd.	417,900	13,060,043
Honda Motor Co. Ltd. sponsored ADR (c)	50,139	1,567,345
Isuzu Motors Ltd.	121,900	1,649,050
Mazda Motor Corp.	322,300	2,823,312
Mitsubishi Motors Corp. of Japan (b)	711,500	1,986,394
Nissan Motor Co. Ltd. (b)	752,100	3,783,117
Nissan Motor Co. Ltd. sponsored ADR (b)(c)	68,800	696,944
Renault SA	73,638	3,064,352
Stellantis NV	435,627	8,541,041
Suzuki Motor Corp.	164,600	7,182,833
Toyota Motor Corp.	271,700	22,548,077
Yamaha Motor Co. Ltd.	314,100	9,220,637
		76,123,145
Distributors - 0.1%
B&S Group SARL (a)	89,741	970,685
Inchcape PLC	937,729	10,413,339
		11,384,024
Diversified Consumer Services - 0.0%
AcadeMedia AB (a)	41,851	400,158
Offcn Education Technology Co. A Shares	458,800	1,801,801
TAL Education Group ADR (b)	92,443	3,694,947
		5,896,906
Hotels, Restaurants & Leisure - 0.6%
Accor SA (b)	65,333	2,606,813
Aristocrat Leisure Ltd.	288,110	9,308,379
Autogrill SpA (b)(c)	276,343	2,374,407
Betsson AB (B Shares)	104,477	929,758
Collins Foods Ltd.	106,613	1,026,528
Compass Group PLC (b)	2,007,413	45,759,981
Entain PLC (b)	429,700	10,058,795
Evolution Gaming Group AB (a)	66,032	12,320,344
Flutter Entertainment PLC	47,017	8,814,264
Food & Life Companies Ltd. (c)	71,300	3,180,862
Greggs PLC (b)	42,384	1,498,318
Marston's PLC (b)	673,775	873,478
Matsuyafoods Holdings Co. Ltd.	8,500	269,313
Melia Hotels International SA (b)	263,982	2,216,048
Resorttrust, Inc.	42,500	679,474
Sands China Ltd. (b)	3,816,400	17,481,609
Trainline PLC (a)(b)	381,278	1,536,698
Yum China Holdings, Inc.	134,667	9,108,876
		130,043,945
Household Durables - 0.5%
Barratt Developments PLC	544,900	5,849,202
Casio Computer Co. Ltd.	135,200	2,361,202
Crest Nicholson PLC (b)	75,968	493,985
Crompton Greaves Consumer Electricals Ltd.	415,728	2,261,737
Electrolux AB (B Shares)	116,509	3,319,549
Forbo Holding AG (Reg.)	163	326,906
Iida Group Holdings Co. Ltd.	9,800	264,908
Nikon Corp. (c)	541,200	5,650,251
Panasonic Corp.	849,200	9,644,930
Persimmon PLC	524,757	23,532,801
Pressance Corp.	14,600	229,830
Rinnai Corp.	16,200	1,613,584
Sekisui House Ltd.	121,800	2,563,395
Sony Group Corp.	490,800	48,803,488
Sony Group Corp. sponsored ADR	49,059	4,886,767
		111,802,535
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (b)	551,916	14,761,277
Alibaba Group Holding Ltd. sponsored ADR (b)	19,438	4,158,954
Allegro.eu SA (a)(b)	221,415	3,523,127
ASKUL Corp.	31,200	503,075
ASOS PLC (b)	190,388	13,177,124
Boohoo.Com PLC (b)	468,798	2,124,286
Coupang, Inc. Class A (b)(c)	41,013	1,672,920
HelloFresh AG (b)	75,413	6,827,287
JD.com, Inc. Class A	160,400	5,914,719
Meituan Class B (a)(b)	175,100	5,983,394
MercadoLibre, Inc. (b)	4,866	6,611,288
Naspers Ltd. Class N	33,060	7,287,316
Ocado Group PLC (b)	91,039	2,440,550
Rakuten Group, Inc.	1,377,700	15,957,069
THG PLC	200,448	1,732,397
Zalando SE (a)(b)	170,124	18,202,340
ZOZO, Inc.	83,400	2,855,046
		113,732,169
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	560,200	7,201,734
SHIMANO, Inc.	15,500	3,535,781
Thule Group AB (a)	53,347	2,500,274
Yamaha Corp.	106,100	6,391,475
		19,629,264
Multiline Retail - 0.1%
H2O Retailing Corp.	62,100	505,462
Magazine Luiza SA	936,900	3,640,314
Marks & Spencer Group PLC (b)	737,812	1,731,847
Next PLC (b)	82,108	9,505,993
		15,383,616
Specialty Retail - 0.3%
Clas Ohlson AB (B Shares) (b)	92,394	1,048,649
DCM Holdings Co. Ltd.	66,500	616,352
Geo Holdings Corp.	79,500	799,813
H&M Hennes & Mauritz AB (B Shares)	234,746	6,073,491
Hornbach Holding AG & Co. KGaA	7,144	797,561
JD Sports Fashion PLC	138,885	1,862,976
Kingfisher PLC	5,106,285	25,914,649
Mekonomen AB	79,475	1,490,129
Nitori Holdings Co. Ltd.	5,444	943,970
USS Co. Ltd.	43,600	770,498
WH Smith PLC (b)	635,969	15,604,837
Yamada Holdings Co. Ltd.	132,700	648,790
		56,571,715
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	75,203	27,452,280
Asics Corp.	33,800	812,419
Brunello Cucinelli SpA	40,160	2,400,662
Burberry Group PLC	165,981	5,031,389
Canada Goose Holdings, Inc. (b)(c)	79,020	3,186,877
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	562,417	362,648
Series A	630,845	76,421,017
Essilor International SA (c)	177,601	30,879,341
Essilor International SA rights (b)(d)	177,601	233,902
Gildan Activewear, Inc.	4,727	170,995
Hermes International SCA	4,382	6,113,113
Hugo Boss AG	20,096	1,142,963
Kering SA	31,287	28,568,916
Li Ning Co. Ltd.	1,050,000	9,659,962
lululemon athletica, Inc. (b)	27,092	8,754,238
LVMH Moet Hennessy Louis Vuitton SE	80,863	64,773,919
Moncler SpA	217,305	15,380,170
Pandora A/S	21,052	2,852,180
Puma AG	80,477	9,207,277
Samsonite International SA (a)(b)	1,750,200	3,324,092
Seiren Co. Ltd.	23,100	428,833
Swatch Group AG (Bearer)	13,741	4,980,062
Swatch Group AG (Bearer) (Reg.)	86,127	5,965,216
TSI Holdings Co. Ltd.	14,600	40,543
		308,143,014

TOTAL CONSUMER DISCRETIONARY		991,186,059

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	81,064	217,855
Anheuser-Busch InBev SA NV	193,632	14,663,052
Anheuser-Busch InBev SA NV ADR (c)	53,463	4,050,892
Carabao Group PCL	386,400	1,625,971
Coca-Cola European Partners PLC	58,500	3,540,420
Davide Campari Milano NV	189,258	2,431,380
Diageo PLC	1,854,980	89,453,576
Heineken Holding NV	184,496	18,673,643
Heineken NV (Bearer) (c)	225,113	26,940,809
ITO EN Ltd.	371,100	21,083,116
Kirin Holdings Co. Ltd.	1,076,200	21,748,374
Kweichow Moutai Co. Ltd. (A Shares)	14,807	5,184,915
Pernod Ricard SA	343,586	75,920,254
Royal Unibrew A/S	24,686	3,192,316
Treasury Wine Estates Ltd.	1,312	11,874
		288,738,447
Food & Staples Retailing - 0.4%
Carrefour SA (c)	304,441	6,199,885
Casino Guichard Perrachon SA (b)(c)	131,236	4,240,947
Cawachi Ltd.	10,400	213,899
Colruyt NV	54,076	3,294,511
G-7 Holdings, Inc.	13,300	371,749
Heiwado Co. Ltd.	57,100	1,230,014
J Sainsbury PLC	185,458	699,040
LIFE Corp.	9,100	278,795
Matsumotokiyoshi Holdings Co. Ltd.	120,800	5,251,696
Metcash Ltd.	207,601	563,339
Ministop Co. Ltd.	21,100	260,112
Okuwa Co. Ltd.	33,300	341,686
San-A Co. Ltd.	12,200	475,404
Seven & i Holdings Co. Ltd.	863,900	38,020,146
Sugi Holdings Co. Ltd.	67,400	5,314,189
Tesco PLC	5,010,152	15,858,453
United Super Markets Holdings, Inc.	14,300	142,824
Welcia Holdings Co. Ltd.	102,300	3,152,779
Yokohama Reito Co. Ltd.	97,400	782,144
Zur Rose Group AG (b)	5,107	1,919,028
		88,610,640
Food Products - 1.7%
Barry Callebaut AG	3,048	6,939,749
Chacha Food Co. Ltd. (A Shares)	226,000	1,854,233
Danone SA	802,386	57,197,844
Ezaki Glico Co. Ltd.	194,800	7,502,199
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	207,870	4,433,607
Itoham Yonekyu Holdings, Inc.	127,800	831,948
Kerry Group PLC Class A	104,662	14,179,701
La Doria SpA	41,028	885,559
Lindt & Spruengli AG	3	300,500
Lindt & Spruengli AG (participation certificate)	659	6,220,022
Mowi ASA	487,800	12,698,082
Nestle SA:
(Reg. S)	1,723,827	212,923,987
sponsored ADR	43,942	5,434,307
Nippon Suisan Kaisha Co. Ltd.	118,400	552,051
Nissin Food Holdings Co. Ltd.	65,800	4,780,662
Orior AG	9,536	878,860
Riken Vitamin Co. Ltd.	26,600	357,460
Rock Field Co. Ltd.	60,400	873,266
Ros Agro PLC unit	3,171	40,649
Schouw & Co.	2,142	238,851
Toyo Suisan Kaisha Ltd.	452,500	18,456,776
Wilmar International Ltd.	2,782,000	10,076,204
		367,656,517
Household Products - 0.4%
Colgate-Palmolive Co.	296,472	24,838,424
Essity AB (B Shares)	211,900	7,338,793
Lion Corp.	251,700	4,438,866
Reckitt Benckiser Group PLC	577,154	52,058,436
		88,674,519
Personal Products - 1.3%
Kao Corp.	716,300	43,976,146
Kobayashi Pharmaceutical Co. Ltd.	254,900	22,627,350
Kose Corp.	37,700	6,034,197
L'Oreal SA	191,729	86,799,520
Ontex Group NV (b)	54,305	731,756
Pola Orbis Holdings, Inc.	113,300	2,962,604
Proya Cosmetics Co. Ltd. (A Shares)	85,000	2,235,247
Rohto Pharmaceutical Co. Ltd.	532,800	13,238,141
Shiseido Co. Ltd.	500	36,131
Unilever PLC	1,560,023	93,505,751
		272,146,843
Tobacco - 0.3%
British American Tobacco PLC:
(United Kingdom)	1,086,665	41,853,195
sponsored ADR	128,500	4,969,095
Imperial Brands PLC	441,100	10,015,793
Japan Tobacco, Inc.	417,100	8,285,810
Swedish Match Co. AB	516,740	4,791,457
		69,915,350

TOTAL CONSUMER STAPLES		1,175,742,316

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
CGG SA (b)	24,483	25,969
Core Laboratories NV (c)	97,800	4,088,040
Petrofac Ltd. (b)	34,029	64,277
Tenaris SA	575,666	6,573,512
Tenaris SA sponsored ADR	273,391	6,263,388
WorleyParsons Ltd.	887,786	7,254,579
		24,269,765
Oil, Gas & Consumable Fuels - 1.4%
BP PLC	7,511,427	32,721,702
BP PLC sponsored ADR	420,168	11,021,007
Cairn Energy PLC	1,895,042	4,372,881
Enauta Participacoes SA	64,900	192,644
ENEOS Holdings, Inc.	1,032,500	4,264,083
Eni SpA	2,832,920	34,805,296
Eni SpA sponsored ADR	4,900	120,344
Equinor ASA	663,417	14,412,244
Galp Energia SGPS SA Class B	829,301	10,401,129
Gazprom OAO	1,590,780	5,684,859
Gazprom OAO sponsored ADR (Reg. S)	75,103	533,532
Idemitsu Kosan Co. Ltd.	311,600	7,396,161
INPEX Corp.	534,400	3,648,658
Japan Petroleum Exploration Co. Ltd.	18,600	335,642
Lukoil PJSC	42,793	3,473,510
Lundin Petroleum AB	92,700	3,180,365
Neste Oyj	191,498	12,633,553
Oil Search Ltd. ADR	1,754,918	5,032,663
OMV AG	123,777	7,187,756
PAO NOVATEK	83,199	1,652,163
Reliance Industries Ltd.	24,740	393,507
Reliance Industries Ltd.	624,027	18,047,933
Repsol SA	539,539	7,218,038
Rosneft Oil Co. OJSC	420,640	3,003,997
Royal Dutch Shell PLC	72,464	1,323,726
Royal Dutch Shell PLC:
Class B sponsored ADR	552,369	20,062,042
Class B (United Kingdom)	177,103	3,219,953
rights (b)(d)	177,103	31,083
rights (b)	72,464	12,718
Santos Ltd.	2,019,600	10,711,538
Tatneft PAO sponsored ADR	17,564	705,370
TC Energy Corp.	147,328	7,525,856
Total SA	1,524,504	71,104,039
		306,429,992

TOTAL ENERGY		330,699,757

FINANCIALS - 6.6%
Banks - 2.9%
AIB Group PLC	7,163,899	23,919,214
Alpha Bank AE (b)	222,577	292,076
Australia & New Zealand Banking Group Ltd.	395,508	8,799,331
Banco Bilbao Vizcaya Argentaria SA	4,456,099	27,831,978
Bank Ireland Group PLC	1,998,036	12,962,207
Barclays PLC	7,945,695	20,633,351
BNP Paribas SA (c)	726,849	50,040,012
CaixaBank SA	7,695,062	26,678,058
Chiba Bank Ltd.	668,900	4,344,698
Close Brothers Group PLC	147,847	3,443,098
Credicorp Ltd. (United States)	14,759	2,028,920
Credit Bank of Moscow (b)	1,801,800	164,332
DBS Group Holdings Ltd.	1,034,300	23,783,034
DNB ASA	850,966	18,992,402
Erste Group Bank AG	176,985	7,338,028
Grupo Financiero Banorte S.A.B. de CV Series O	1,287,189	8,801,845
HDFC Bank Ltd. (b)	1,327,229	27,537,411
ING Groep NV (Certificaten Van Aandelen)	3,956,051	55,357,439
Intesa Sanpaolo SpA	2,240,025	6,576,650
Jyske Bank A/S (Reg.) (b)	83,300	4,302,827
KBC Groep NV	390,073	31,955,814
Lloyds Banking Group PLC	22,116,229	15,638,446
Mebuki Financial Group, Inc.	1,104,900	2,394,193
Mediobanca SpA (b)	926,700	11,047,509
Mitsubishi UFJ Financial Group, Inc.	3,944,600	22,654,386
National Bank of Canada	221,816	17,311,214
NatWest Group PLC	3,329,727	9,781,541
North Pacific Bank Ltd.	983,500	2,265,448
PT Bank Central Asia Tbk	6,264,900	13,902,508
PT Bank Mandiri (Persero) Tbk	16,698,300	6,769,936
Raiffeisen International Bank-Holding AG	29,903	713,624
Resona Holdings, Inc.	164,100	705,931
Sberbank of Russia (Russia)	3,241,260	13,697,566
Shiga Bank Ltd.	8,600	159,496
Shinsei Bank Ltd.	246,400	3,968,246
Shizuoka Bank Ltd.	182,800	1,464,371
Standard Chartered PLC (United Kingdom)	492,008	3,545,628
Sumitomo Mitsui Financial Group, Inc.	1,100,900	40,249,596
Sumitomo Mitsui Trust Holdings, Inc.	164,800	5,761,401
Svenska Handelsbanken AB (A Shares)	906,797	10,368,561
Swedbank AB (A Shares)	41,529	762,752
Sydbank A/S	110,453	3,550,029
The Hachijuni Bank Ltd.	656,200	2,276,253
The Yamanashi Chuo Bank Ltd.	25,300	191,878
UniCredit SpA	4,717,349	60,367,483
United Overseas Bank Ltd.	533,100	10,593,473
		625,924,194
Capital Markets - 1.2%
3i Group PLC	344,788	6,082,072
Amundi SA (a)	20,100	1,788,073
Azimut Holding SpA	19,977	492,578
B3 SA - Brasil Bolsa Balcao	1,927,800	6,465,826
Brewin Dolphin Holding PLC	214,846	1,038,180
Credit Suisse Group AG (c)	2,967,444	32,424,351
Credit Suisse Group AG sponsored ADR (c)	262,808	2,896,144
Daiwa Securities Group, Inc.	451,700	2,612,911
Deutsche Bank AG (b)	298,548	4,495,467
Deutsche Borse AG	91,748	15,008,984
EQT AB	11,724	426,653
Euronext NV (a)(c)	294,305	31,295,228
Guosen Securities Co. Ltd. (A Shares) (b)	590,600	1,056,299
Hong Kong Exchanges and Clearing Ltd.	184,600	11,355,389
IG Group Holdings PLC	168,600	2,050,533
Intermediate Capital Group PLC	199,939	5,967,124
Julius Baer Group Ltd.	292,130	19,848,582
Jupiter Fund Management PLC	142,203	560,217
London Stock Exchange Group PLC	107,186	11,501,226
Macquarie Group Ltd.	287,803	33,828,112
Netwealth Group Ltd.	161,351	1,797,370
Nomura Holdings, Inc.	1,657,900	9,093,432
Partners Group Holding AG	9,999	15,117,999
UBS Group AG	2,822,815	46,115,916
XP, Inc. Class A (b)	49,871	1,977,884
		265,296,550
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	75,400	954,628
Gentera S.A.B. de CV (b)	134,841	76,093
Hoist Finance AB (a)(b)(c)	55,065	241,369
		1,272,090
Diversified Financial Services - 0.4%
Banca Mediolanum S.p.A.	1,656	16,018
Challenger Ltd.	765,260	3,067,682
Element Fleet Management Corp.	942,604	10,658,475
Eurazeo SA	11,838	1,048,043
EXOR NV	66,600	5,743,551
Groupe Bruxelles Lambert SA	113,829	12,936,978
Hypoport AG (b)	3,509	1,965,796
Industrivarden AB:
(A Shares)	16,859	687,828
(C Shares)	65,451	2,559,983
Investor AB (B Shares)	872,836	20,070,451
L E Lundbergforetagen AB	65,186	4,006,543
M&G PLC	805,040	2,793,345
Mitsubishi UFJ Lease & Finance Co. Ltd.	751,700	4,250,063
ORIX Corp.	1,410,600	25,056,499
Shanghai AJ Group Co. Ltd. (A Shares)	547,554	612,176
Sofina SA	4,834	1,986,555
		97,459,986
Insurance - 2.1%
AEGON NV	593,247	2,812,421
AEGON NV (NY Reg.)	223,414	1,054,514
AIA Group Ltd.	4,255,000	56,788,564
Allianz SE	52,600	13,967,154
Aon PLC	85,652	21,701,647
Aviva PLC	4,047,329	23,618,370
AXA SA	1,793,739	49,935,175
Baloise Holdings AG	7,260	1,209,865
Beazley PLC (b)	390,891	1,667,527
CNP Assurances	83,752	1,540,652
Coface SA	124,507	1,518,301
Dai-ichi Mutual Life Insurance Co.	165,300	3,458,097
Direct Line Insurance Group PLC	865,025	3,649,655
Hiscox Ltd. (b)	858,944	9,559,166
Manulife Financial Corp.	167,232	3,495,149
MAPFRE SA (Reg.) (c)	1,338,547	3,065,443
MS&AD Insurance Group Holdings, Inc.	80,800	2,475,376
MS&AD Insurance Group Holdings, Inc. ADR	5,200	80,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	92,166	26,535,711
NN Group NV	175,435	8,921,057
NN Group NV rights (b)(c)(d)	175,435	314,483
PICC Property & Casualty Co. Ltd. (H Shares)	7,236,000	7,058,011
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,885,500	20,595,646
Prudential PLC	1,217,845	25,912,597
Sampo Oyj (A Shares)	313,073	14,904,569
Sompo Holdings, Inc.	299,000	12,029,322
Storebrand ASA (A Shares)	1,134,979	11,307,719
Sun Life Financial, Inc.	304,408	16,396,530
Swiss Life Holding AG	13,373	6,980,126
Swiss Re Ltd.	124,376	12,040,758
T&D Holdings, Inc.	156,200	2,124,735
Talanx AG	109,900	4,653,090
Tokio Marine Holdings, Inc.	441,000	20,669,399
Tokio Marine Holdings, Inc. ADR	3,647	171,673
Wustenrot & Wurttembergische AG	39,127	908,464
Zurich Insurance Group Ltd.	133,053	55,962,227
		449,083,325
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	215,757	7,570,262

TOTAL FINANCIALS		1,446,606,407

HEALTH CARE - 4.8%
Biotechnology - 0.0%
Genmab A/S (b)	20,055	8,205,245
Vitrolife AB	49,180	1,978,062
		10,183,307
Health Care Equipment & Supplies - 1.2%
AK Medical Holdings Ltd. (a)	416,000	742,924
Alcon, Inc. (Switzerland)	281,878	19,692,289
ASAHI INTECC Co. Ltd.	138,100	3,445,113
Carl Zeiss Meditec AG	30,027	5,560,204
Coloplast A/S Series B	31,755	5,039,146
Elekta AB (B Shares) (c)	532,040	7,377,565
Hoya Corp.	142,900	18,871,621
InMode Ltd. (b)	27,953	2,386,068
Koninklijke Philips Electronics NV	1,467,849	82,942,832
Koninklijke Philips Electronics NV:
rights 6/4/21 (b)(d)	1,467,849	1,521,473
(depositary receipt) (NY Reg.)	65,581	3,704,015
Medacta Group SA (a)(b)	1,334	183,601
Nihon Kohden Corp.	492,900	14,023,877
Olympus Corp.	1,310,400	27,916,964
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	63,200	4,808,476
Siemens Healthineers AG (a)	187,674	10,596,174
Smith & Nephew PLC	655,555	14,279,893
Straumann Holding AG	6,891	10,801,901
Terumo Corp.	641,100	24,750,470
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	213,500	1,905,046
		260,549,652
Health Care Providers & Services - 0.3%
Aier Eye Hospital Group Co. Ltd. (A Shares)	493,300	6,498,169
Amplifon SpA	68,306	3,214,383
CVS Group PLC (b)	37,635	1,167,002
Dr Lal Pathlabs Ltd. (a)	77,048	2,984,693
Estia Health Ltd. (b)	51,256	99,573
Fresenius SE & Co. KGaA	597,189	32,519,652
Notre Dame Intermedica Participacoes SA	179,000	3,013,157
Spire Healthcare Group PLC (a)	91,336	318,216
Topchoice Medical Corp. (b)	86,300	4,747,693
		54,562,538
Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd. (b)	830,000	2,055,509
CompuGroup Medical AG	31,632	2,607,578
M3, Inc.	151,300	10,163,773
Pro Medicus Ltd.	53,217	1,862,945
		16,689,805
Life Sciences Tools & Services - 0.4%
Bachem Holding AG (B Shares)	1,168	642,108
Eurofins Scientific SA (b)	75,383	8,078,439
Evotec OAI AG (b)	138,814	6,127,818
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	181,100	4,885,525
ICON PLC (b)	43,582	9,751,908
Lonza Group AG	22,155	14,322,301
QIAGEN NV (Germany) (b)	242,908	12,058,879
Sartorius Stedim Biotech	26,273	11,399,337
Siegfried Holding AG	3,280	2,942,702
Tecan Group AG	6,908	3,462,064
WuXi AppTec Co. Ltd.	140,880	3,632,830
Wuxi Biologics (Cayman), Inc. (a)(b)	804,500	11,939,734
		89,243,645
Pharmaceuticals - 2.8%
Astellas Pharma, Inc.	2,201,000	35,119,155
AstraZeneca PLC sponsored ADR (c)	292,100	16,582,517
Bayer AG	739,078	47,111,509
GlaxoSmithKline PLC	193,752	3,695,592
GlaxoSmithKline PLC sponsored ADR (c)	270,823	10,499,808
Ipca Laboratories Ltd.	57,971	1,622,596
Ipsen SA	53,082	5,544,844
Kyowa Hakko Kirin Co., Ltd.	539,200	16,398,490
Novartis AG	1,089,590	96,255,152
Novo Nordisk A/S Series B	413,781	32,666,333
Ono Pharmaceutical Co. Ltd.	25,900	592,468
Otsuka Holdings Co. Ltd.	283,200	11,873,902
Roche Holding AG:
(participation certificate)	428,171	149,881,970
sponsored ADR	12,427	543,806
Sanofi SA	1,008,271	107,878,266
Sanofi SA sponsored ADR	14,066	751,546
Santen Pharmaceutical Co. Ltd.	2,073,600	27,714,707
Takeda Pharmaceutical Co. Ltd.	1,370,500	46,831,876
Takeda Pharmaceutical Co. Ltd. ADR (c)	216,511	3,700,173
ZERIA Pharmaceutical Co. Ltd.	11,100	213,440
		615,478,150

TOTAL HEALTH CARE		1,046,707,097

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.9%
Airbus Group NV (b)	467,689	61,447,889
Dassault Aviation SA	6,304	7,925,723
Leonardo SpA	542,753	4,745,537
Meggitt PLC	1,742,365	12,585,927
MTU Aero Engines AG	93,922	24,441,381
Rolls-Royce Holdings PLC	38,487,544	58,318,100
Safran SA	157,941	23,905,655
Senior Engineering Group PLC	325,958	735,507
Thales SA	5,653	580,575
		194,686,294
Air Freight & Logistics - 0.2%
Deutsche Post AG	273,800	18,598,189
DSV Panalpina A/S	110,392	26,945,409
InPost SA	134,473	2,615,530
SG Holdings Co. Ltd.	66,900	1,484,366
Yamato Holdings Co. Ltd.	42,200	1,153,014
		50,796,508
Airlines - 0.4%
Air Canada (b)(c)	1,333,600	30,004,758
Finnair Oyj (b)	76,406	66,433
InterGlobe Aviation Ltd. (a)(b)	152,968	3,751,021
International Consolidated Airlines Group SA CDI (b)	1,382,374	3,966,312
Japan Airlines Co. Ltd. (b)	275,800	6,292,664
Ryanair Holdings PLC sponsored ADR (b)	477,316	55,726,643
		99,807,831
Building Products - 0.4%
AGC, Inc.	49,700	2,172,741
AGC, Inc. ADR	9,900	85,734
Aica Kogyo Co. Ltd.	52,800	1,944,517
Belimo Holding AG (Reg.)	5,060	2,151,695
Central Glass Co. Ltd.	10,400	201,968
Compagnie de St. Gobain (c)	133,387	8,953,855
Daikin Industries Ltd.	215,100	43,014,987
Geberit AG (Reg.)	23,918	17,384,756
Kingspan Group PLC (Ireland)	96,225	9,164,377
LIXIL Group Corp.	31,800	864,812
Nibe Industrier AB (B Shares)	473,528	4,985,526
Takasago Thermal Engineering Co. Ltd.	28,900	489,407
		91,414,375
Commercial Services & Supplies - 0.3%
A-Living Services Co. Ltd. (H Shares) (a)	648,000	3,151,954
Aggreko PLC	90,090	1,102,078
Babcock International Group PLC (b)	104,820	444,927
Befesa SA (a)	10,884	776,441
Brambles Ltd.	1,207,576	10,100,486
Country Garden Services Holdings Co. Ltd.	437,000	4,434,247
ISS Holdings A/S (b)	55,370	1,179,911
Nippon Kanzai Co. Ltd.	42,500	916,670
Okamura Corp.	38,100	487,719
Rentokil Initial PLC	996,597	6,701,051
Ritchie Bros. Auctioneers, Inc.	191,559	11,442,322
Secom Co. Ltd.	264,900	20,937,960
Securitas AB (B Shares)	123,088	2,017,338
Sohgo Security Services Co., Ltd.	142,900	6,700,369
Tomra Systems ASA	96,520	5,008,930
		75,402,403
Construction & Engineering - 0.2%
Balfour Beatty PLC	1,776,838	7,837,132
Hochtief AG	27,009	2,279,180
Kajima Corp.	112,300	1,557,977
Maeda Corp.	19,500	174,343
Sumitomo Mitsui Construction Co. Ltd.	59,700	258,726
Sweco AB (B Shares) (c)	119,797	2,119,203
Taikisha Ltd.	3,700	107,461
VINCI SA	179,342	20,386,328
Voltas Ltd.	133,523	1,844,306
Yokogawa Bridge Holdings Corp.	3,900	71,193
		36,635,849
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	1,574,178	53,646,363
Ceres Power Holdings PLC (b)	97,742	1,507,784
Daihen Corp.	17,400	775,463
Havells India Ltd.	159,448	2,241,254
Legrand SA	641,471	67,304,086
Mitsubishi Electric Corp.	1,007,200	15,702,663
Nippon Carbon Co. Ltd.	7,900	312,159
Nissin Electric Co. Ltd.	28,900	338,901
Prysmian SpA	461,207	15,933,327
Schneider Electric SA	615,930	98,031,222
Siemens Energy AG (b)	389,000	12,390,441
Siemens Gamesa Renewable Energy SA	143,200	4,734,090
Signify NV (a)	35,373	2,186,112
		275,103,865
Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	2,267,300	18,054,496
DCC PLC (United Kingdom)	258,212	21,942,521
Jardine Matheson Holdings Ltd.	2,100	136,206
Latour Investment AB (B Shares)	118,171	4,004,422
Lifco AB	150,010	3,344,635
Melrose Industries PLC	6,436,153	15,774,187
Nolato AB (B Shares)	265,350	2,768,806
Noritsu Koki Co. Ltd.	35,700	763,828
Siemens AG	554,185	90,962,662
Toshiba Corp.	414,890	17,564,879
		175,316,642
Machinery - 2.1%
Airtac International Group	68,000	2,467,950
Alstom SA (b)	264,987	14,952,852
Amada Co. Ltd.	85,400	922,549
Andritz AG	30,767	1,800,903
Atlas Copco AB (A Shares)	349,306	21,368,526
Bodycote PLC	61,153	751,994
CNH Industrial NV	585,821	10,069,178
Electrolux Professional AB (b)	125,363	858,987
Epiroc AB (A Shares)	568,108	12,964,176
FANUC Corp.	242,200	58,065,143
Furukawa Co. Ltd.	15,900	184,138
GEA Group AG	802,363	34,940,148
Georg Fischer AG (Reg.)	77	110,770
Harmonic Drive Systems, Inc.	39,700	2,179,551
Hino Motors Ltd.	22,300	212,707
IMI PLC	1,076,371	25,357,030
Kawasaki Heavy Industries Ltd. (b)	183,200	4,450,086
KION Group AG	172,157	18,314,891
Kitz Corp.	42,200	290,849
Knorr-Bremse AG	106,329	13,225,616
Kubota Corp.	789,100	18,152,256
Misumi Group, Inc.	104,300	3,385,346
Mitsubishi Heavy Industries Ltd.	99,100	3,051,772
Mitsuboshi Belting Ltd.	21,400	345,058
Morgan Advanced Materials PLC	35,343	167,274
Nachi-Fujikoshi Corp.	1,300	50,244
NGK Insulators Ltd.	113,800	2,015,678
Nissei ASB Machine Co. Ltd.	4,500	219,602
Nordson Corp.	56,560	12,538,786
NSK Ltd.	243,300	2,349,998
NTN Corp. (b)	1,028,500	3,003,610
Rotork PLC	1,061,049	5,083,539
Ryobi Ltd. (b)	23,900	349,247
Schindler Holding AG (participation certificate)	119,563	35,596,411
Shima Seiki Manufacturing Ltd.	4,200	83,629
Sintokogio Ltd.	45,100	311,247
SMC Corp.	94,400	57,008,713
Spirax-Sarco Engineering PLC	202,771	36,545,833
Sumitomo Heavy Industries Ltd.	8,200	257,556
Techtronic Industries Co. Ltd.	1,237,000	23,318,571
THK Co. Ltd.	153,100	5,080,798
Tsugami Corp.	7,200	109,539
VAT Group AG (a)	12,734	3,887,445
Vesuvius PLC	42,601	340,072
Volvo AB (B Shares)	417,578	11,020,058
Wartsila Corp.	253,635	3,428,537
		451,188,863
Marine - 0.1%
A.P. Moller - Maersk A/S:
Series A	568	1,500,521
Series B	2,600	7,171,056
Atlas Corp. (c)	28,905	401,201
DFDS A/S (b)	6,012	354,911
Nippon Yusen KK	133,500	5,438,962
		14,866,651
Professional Services - 1.0%
51job, Inc. sponsored ADR (b)	62,104	4,451,615
Adecco SA (Reg.)	39,840	2,763,775
AF Poyry AB (B Shares)	35,848	1,227,720
Benefit One, Inc.	93,500	2,647,471
Centre Testing International Group Co. Ltd. (A Shares)	739,000	3,954,701
Experian PLC	816,774	31,293,803
Intertek Group PLC	297,094	22,885,585
McMillan Shakespeare Ltd.	10,810	102,001
Nihon M&A Center, Inc.	206,800	5,038,438
NOMURA Co. Ltd.	40,800	332,462
Outsourcing, Inc.	28,300	517,895
Persol Holdings Co. Ltd.	284,100	5,556,032
Randstad NV	45,964	3,581,646
Recruit Holdings Co. Ltd.	237,200	12,157,933
RELX PLC:
(Euronext N.V.)	451,297	11,821,177
(London Stock Exchange)	565,718	14,764,204
SGS SA (Reg.)	11,229	35,141,340
SR Teleperformance SA	60,578	23,232,694
TechnoPro Holdings, Inc.	142,300	10,325,770
Tinexta SpA	7,992	269,765
Wolters Kluwer NV	336,101	32,272,248
		224,338,275
Road & Rail - 0.2%
Canadian National Railway Co.	177,570	19,990,497
Central Japan Railway Co.	42,500	6,356,954
Hankyu Hanshin Holdings, Inc.	76,600	2,409,551
Nankai Electric Railway Co. Ltd.	26,800	579,506
Nippon Express Co. Ltd.	25,000	2,021,370
Nishi-Nippon Railroad Co. Ltd.	37,500	935,836
Sixt AG (c)	12,960	2,064,012
The Go-Ahead Group PLC (b)	6,430	113,060
		34,470,786
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	120,419	1,986,646
AerCap Holdings NV (b)	8,600	507,400
Ashtead Group PLC	640,171	46,769,512
Beijer Ref AB (B Shares)	177,483	3,024,252
Bunzl PLC	417,728	13,545,907
Diploma PLC	69,352	2,840,427
Hanwa Co. Ltd.	6,300	186,703
IMCD NV	21,384	3,483,850
Indutrade AB	192,476	5,092,270
Itochu Corp.	108,000	3,256,854
Kanamoto Co. Ltd.	5,700	143,441
Marubeni Corp.	416,400	3,718,015
Mitsubishi Corp.	414,700	11,338,902
Mitsui & Co. Ltd.	203,100	4,492,262
MonotaRO Co. Ltd.	181,900	4,256,230
Nagase & Co. Ltd.	46,100	683,305
Rexel SA	429,174	8,734,816
Sumitomo Corp.	834,500	11,794,128
Toromont Industries Ltd.	24,465	2,222,821
Toyota Tsusho Corp.	16,800	766,035
		128,843,776
Transportation Infrastructure - 0.2%
Aena SME SA (a)(b)	157,337	27,436,639
Beijing Capital International Airport Co. Ltd. (H Shares)	10,132,000	6,867,028
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	12,549	2,216,530
Kamigumi Co. Ltd.	10,600	211,836
		36,732,033

TOTAL INDUSTRIALS		1,889,604,151

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.2%
Ericsson:
(B Shares)	1,350,666	18,115,906
(B Shares) sponsored ADR	335,795	4,509,727
Nokia Corp. (b)	1,791,752	9,349,388
Nokia Corp. sponsored ADR (b)(c)	281,500	1,452,540
		33,427,561
Electronic Equipment & Components - 1.4%
ALSO Holding AG	2,181	647,390
Enplas Corp.	34,600	1,307,325
Halma PLC	884,259	32,677,496
Hamamatsu Photonics K.K.	142,800	8,762,890
Hexagon AB (B Shares)	967,099	13,841,238
Hirose Electric Co. Ltd.	160,290	23,014,279
Hitachi Ltd.	979,180	51,592,180
Hitachi Ltd. sponsored ADR	900	94,779
Keyence Corp.	46,300	23,007,730
Kyocera Corp.	310,800	19,105,774
Landis+Gyr Group AG	4,573	333,506
Largan Precision Co. Ltd.	40,000	4,203,532
Macnica Fuji Electronics Holdings, Inc.	22,400	487,830
Murata Manufacturing Co. Ltd.	612,400	46,387,697
Nippon Signal Co. Ltd.	30,400	263,770
OMRON Corp.	380,600	30,112,149
Renishaw PLC	29,634	2,327,749
Ryoyo Electro Corp.	18,300	440,859
Samsung SDI Co. Ltd.	10,629	6,106,537
Shimadzu Corp.	654,300	23,322,115
Softwareone Holding AG	74,348	1,847,335
Spectris PLC	310,399	14,148,948
Topcon Corp.	125,700	2,011,932
Yokogawa Electric Corp.	466,800	7,557,158
		313,602,198
IT Services - 1.3%
Adyen BV (a)(b)	7,925	18,342,122
Amadeus IT Holding SA Class A (b)	1,403,366	105,892,879
BASE, Inc. (b)(c)	128,400	1,996,697
Bechtle AG	16,279	3,155,384
Capgemini SA	76,600	14,343,086
CGI, Inc. Class A (b)	24,300	2,172,420
DTS Corp.	6,100	144,898
EPAM Systems, Inc. (b)	25,228	12,048,893
Fujitsu Ltd.	201,240	32,826,769
Globant SA (b)	15,144	3,299,423
GMO Payment Gateway, Inc.	23,900	2,872,308
Locaweb Servicos de Internet SA (a)	807,888	4,058,274
Nomura Research Institute Ltd.	852,300	27,236,974
NTT Data Corp.	1,016,200	16,430,943
OBIC Co. Ltd.	92,500	17,390,859
SHIFT, Inc. (b)	15,800	2,202,376
Softcat PLC	101,158	2,625,683
TIS, Inc.	169,500	4,362,694
Wix.com Ltd. (b)	67,847	17,630,721
Worldline SA (a)(b)	54,046	5,201,992
		294,235,395
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.	44,500	3,905,551
ams AG (b)	149,500	2,945,125
Analog Devices, Inc.	163,241	26,869,469
ASMedia Technology, Inc.	32,000	1,664,079
ASML Holding NV (Netherlands)	172,146	116,300,179
BE Semiconductor Industries NV	24,369	1,954,770
Broadcom, Inc.	33,971	16,045,522
Disco Corp.	26,600	8,137,297
GlobalWafers Co. Ltd.	76,000	2,192,915
Infineon Technologies AG	1,067,605	43,170,732
MediaTek, Inc.	400,000	13,881,767
Megachips Corp.	18,700	562,694
NAURA Technology Group Co. Ltd.	86,200	2,533,184
NXP Semiconductors NV	208,201	44,017,855
Renesas Electronics Corp. (b)	823,500	8,839,682
ROHM Co. Ltd.	20,800	1,958,137
Silergy Corp.	17,000	2,145,643
SK Hynix, Inc.	358,467	40,223,680
SMA Solar Technology AG	28,736	1,604,228
Sumco Corp.	20,300	468,717
Taiwan Semiconductor Manufacturing Co. Ltd.	1,758,000	37,392,907
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	833,016	97,762,758
Texas Instruments, Inc.	52,920	10,045,274
Tokyo Electron Ltd.	49,600	21,761,946
		506,384,111
Software - 1.4%
ANSYS, Inc. (b)	94,014	31,771,091
Atlassian Corp. PLC (b)	31,334	7,309,596
Avast PLC (a)	644,588	4,308,553
Aveva Group PLC	74,332	3,691,034
Cadence Design Systems, Inc. (b)	502,928	63,866,827
Check Point Software Technologies Ltd. (b)	119,000	13,920,620
Constellation Software, Inc.	7,621	10,938,206
Dassault Systemes SA	121,028	27,857,159
Descartes Systems Group, Inc. (Canada) (b)	85,677	5,011,330
Enghouse Systems Ltd.	32,311	1,420,234
Kinaxis, Inc. (b)	16,815	1,906,781
Nemetschek Se	26,864	2,003,559
Netcompany Group A/S (a)	27,831	3,240,302
NICE Systems Ltd. sponsored ADR (b)	10,783	2,397,708
Open Text Corp.	55,650	2,614,437
Pexip Holding ASA	146,879	1,303,171
Rakus Co. Ltd.	105,900	1,969,807
Sage Group PLC	275,091	2,563,336
SAP SE	651,630	91,237,151
TeamViewer AG (a)(b)	54,654	2,144,060
Temenos Group AG	70,697	10,956,267
Topicus.Com, Inc.	3,161	201,846
Weimob, Inc. (a)(b)(c)	731,000	1,620,070
		294,253,145
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	170,700	3,658,468
Canon, Inc.	115,700	2,759,766
Canon, Inc. sponsored ADR (c)	118,708	2,835,934
Fujifilm Holdings Corp.	42,500	2,926,131
Logitech International SA (Reg.)	23,151	2,851,730
Ricoh Co. Ltd.	286,500	3,414,831
Samsung Electronics Co. Ltd.	2,417,522	173,830,331
Seiko Epson Corp.	215,000	3,905,056
		196,182,247

TOTAL INFORMATION TECHNOLOGY		1,638,084,657

MATERIALS - 4.3%
Chemicals - 2.7%
Air Liquide SA	66,624	11,330,485
Air Water, Inc.	90,700	1,545,042
Akzo Nobel NV	505,499	64,478,657
Alpek SA de CV	393,749	445,187
Alujain Corp. (b)	29,990	463,814
Arkema SA (c)	81,000	10,741,830
Asahi Kasei Corp.	828,800	9,306,217
BASF AG	752,434	61,602,537
Christian Hansen Holding A/S	36,453	3,274,565
Clariant AG (Reg.)	250,308	5,418,006
Covestro AG (a)	169,239	11,825,488
Croda International PLC	337,995	33,519,032
Daicel Chemical Industries Ltd.	235,300	1,891,655
Denki Kagaku Kogyo KK	206,760	7,878,138
Ems-Chemie Holding AG	840	789,105
Evonik Industries AG	211,730	7,608,982
Givaudan SA	14,956	66,923,735
Johnson Matthey PLC	294,170	12,716,177
JSR Corp.	49,300	1,508,153
Kansai Paint Co. Ltd.	757,700	20,578,314
Koninklijke DSM NV	38,616	7,110,632
Kuraray Co. Ltd.	419,100	4,433,408
Linde PLC	43,700	13,136,220
Linde PLC	113,436	34,167,394
Mitsubishi Chemical Holdings Corp.	192,500	1,555,795
Mitsubishi Gas Chemical Co., Inc.	12,200	288,130
Mitsui Chemicals, Inc.	163,500	5,530,508
Nippon Sanso Holdings Corp.	295,600	5,883,203
Nitto Denko Corp.	194,000	15,309,734
Novozymes A/S Series B	404,762	29,582,897
Orica Ltd.	194,238	2,058,899
PhosAgro OJSC	54,010	3,432,977
Pidilite Industries Ltd. (b)	77,433	2,202,292
Shin-Etsu Chemical Co. Ltd.	64,100	11,104,305
Sika AG	165,273	53,302,610
Solvay SA Class A	23,646	3,203,581
Sumitomo Chemical Co. Ltd.	428,800	2,378,112
Symrise AG	273,157	36,391,318
Teijin Ltd.	128,400	2,113,064
Tessenderlo Group (b)	4,094	173,986
Toray Industries, Inc.	1,551,800	10,239,446
Tosoh Corp.	99,400	1,767,374
Transfar Zhilian Co. Ltd.	666,700	678,383
Umicore SA	145,281	8,753,620
Yara International ASA	191,174	10,195,337
		598,838,344
Construction Materials - 0.2%
CSR Ltd.	46,808	200,989
HeidelbergCement AG	240,640	22,020,372
Holcim Ltd.	53,190	3,188,443
James Hardie Industries PLC CDI	200,134	6,544,698
RHI Magnesita NV	8,059	508,943
Taiheiyo Cement Corp.	33,600	781,379
		33,244,824
Containers & Packaging - 0.1%
Amcor PLC unit	527,087	6,196,553
Fuji Seal International, Inc.	14,700	320,540
Sig Combibloc Group AG	150,424	3,986,780
Smurfit Kappa Group PLC	378,608	20,120,604
Toyo Seikan Group Holdings Ltd.	56,800	774,283
		31,398,760
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	204,802	14,745,812
Alumina Ltd.	471,129	619,245
Anglo American PLC (United Kingdom)	87,735	3,894,844
Antofagasta PLC	666,023	14,598,406
ArcelorMittal SA (Netherlands)	707,334	22,853,486
BHP Group Ltd.	646,371	23,941,960
BHP Group PLC	634,090	19,120,736
BHP Group PLC ADR	172,042	10,451,552
BlueScope Steel Ltd.	184,930	3,046,561
Deterra Royalties Ltd.	141,544	457,197
Evraz PLC	38,032	344,133
Fangda Special Steel Technology Co. Ltd. (A Shares)	161,600	232,691
Ferrexpo PLC	109,178	694,131
Fortescue Metals Group Ltd.	447,100	7,624,087
Franco-Nevada Corp.	272,765	40,802,420
Glencore Xstrata PLC	3,427,041	15,589,768
Godo Steel Ltd.	43,200	661,953
Hitachi Metals Ltd.	17,000	328,283
IGO Ltd.	2,148,478	12,604,151
JFE Holdings, Inc.	198,300	2,676,761
Maanshan Iron & Steel Co. Ltd. (A Shares)	1,526,800	896,651
Mitsubishi Materials Corp.	149,900	3,202,915
MMC Norilsk Nickel PJSC	8,339	3,103,493
Nippon Steel & Sumitomo Metal Corp.	62,800	1,195,682
Norsk Hydro ASA	327,809	2,123,830
Novolipetsk Steel OJSC	230,760	829,942
Polymetal International PLC	15,711	377,755
Polyus PJSC	5,783	1,252,325
Rio Tinto Ltd.	145,990	13,845,125
Rio Tinto PLC	136,644	11,751,143
Rio Tinto PLC sponsored ADR (c)	72,725	6,358,347
Sandfire Resources NL	68,739	379,415
South32 Ltd.	3,254,279	7,526,171
St Barbara Ltd.	144,925	211,714
Sumitomo Metal Mining Co. Ltd.	179,700	8,024,881
Tokyo Steel Manufacturing Co. Ltd.	85,500	907,661
Uacj Corp.	7,800	170,722
Vale SA	38,500	824,340
Vale SA sponsored ADR	21,600	464,832
Voestalpine AG	83,146	3,739,351
Wheaton Precious Metals Corp.	196,299	9,416,437
		271,890,909
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	490,977	8,750,321
West Fraser Timber Co. Ltd.	21,465	1,651,742
		10,402,063

TOTAL MATERIALS		945,774,900

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	138,837	2,577,159
British Land Co. PLC	1,512,900	10,949,863
Great Portland Estates PLC	778,157	7,962,158
Scentre Group unit	2,174,673	4,593,488
Segro PLC	506,174	7,495,845
Warehouses de Pauw	90,783	3,458,435
		37,036,948
Real Estate Management & Development - 0.6%
CK Asset Holdings Ltd.	1,382,100	9,402,889
Deutsche Wohnen AG (Bearer)	483,678	30,812,256
ESR Cayman Ltd. (a)(b)	1,915,000	6,119,393
Grand City Properties SA	609,991	17,435,927
Hang Lung Group Ltd.	205,000	507,686
Hongkong Land Holdings Ltd.	92,300	452,270
LEG Immobilien AG (c)	185,185	27,256,939
LEG Immobilien AG rights (b)(d)	185,185	853,614
Lendlease Group unit	819,300	7,806,556
Mitsui Fudosan Co. Ltd.	559,800	13,258,934
Nomura Real Estate Holdings, Inc.	24,600	647,504
Relo Group, Inc.	35,100	700,178
Savills PLC	80,248	1,351,802
Swire Pacific Ltd. (A Shares)	28,000	217,913
TAG Immobilien AG	314,811	9,896,846
Vonovia SE	313,202	19,669,610
		146,390,317

TOTAL REAL ESTATE		183,427,265

UTILITIES - 1.2%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	507,800	6,060,192
Chugoku Electric Power Co., Inc.	211,700	2,056,575
CLP Holdings Ltd.	706,500	7,290,562
Enel SpA	4,253,564	42,183,907
Iberdrola SA	1,060,372	14,616,168
Kansai Electric Power Co., Inc.	530,500	5,011,801
Kyushu Electric Power Co., Inc.	252,700	2,068,351
Mosenergo PJSC	1,381,000	44,361
ORSTED A/S (a)	90,504	13,855,652
Shikoku Electric Power Co., Inc.	33,700	229,197
Tauron Polska Energia SA (b)	291,390	268,921
Tohoku Electric Power Co., Inc.	69,900	570,859
Tokyo Electric Power Co., Inc. (b)	111,700	349,647
		94,606,193
Gas Utilities - 0.1%
APA Group unit	718,691	5,102,698
Beijing Enterprises Holdings Ltd.	846,500	2,955,862
China Resource Gas Group Ltd.	1,192,000	7,387,700
Nippon Gas Co. Ltd.	12,800	198,815
Osaka Gas Co. Ltd.	282,900	5,412,260
Tokyo Gas Co. Ltd.	293,600	5,814,468
		26,871,803
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	45,073	278,761
EDP Renovaveis SA	193,455	4,600,220
Electric Power Development Co. Ltd.	271,400	3,842,373
Scatec Solar AS (a)	72,066	1,943,188
Solaria Energia y Medio Ambiente SA (b)	75,802	1,428,610
		12,093,152
Multi-Utilities - 0.6%
A2A SpA	319,412	667,420
Centrica PLC	405,589	314,618
E.ON AG	1,028,155	12,512,761
ENGIE (c)	2,794,541	41,800,112
Iren SpA	269,468	862,911
National Grid PLC	840,949	11,224,952
RWE AG	961,944	36,587,199
Veolia Environnement SA	613,100	19,349,047
		123,319,020

TOTAL UTILITIES		256,890,168

TOTAL COMMON STOCKS
(Cost $6,637,843,584)		10,289,393,918

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	69,276	6,327,449
Hyundai Motor Co.	6,336	625,649
Porsche Automobil Holding SE (Germany)	52,448	5,834,959
Volkswagen AG	104,204	28,737,235
		41,525,292
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	396,603	45,732,765
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas OJSC	706,300	447,249
FINANCIALS - 0.0%
Banks - 0.0%
Sberbank of Russia (Russia)	180,210	715,967
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	567	82,965

TOTAL FINANCIALS		798,932

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Klabin SA (PN) (non-vtg.) (b)	921,500	908,822
Metals & Mining - 0.0%
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	43,811	373,708
Gerdau SA sponsored ADR	68,300	426,875
		800,583

TOTAL MATERIALS		1,709,405

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	254,066	667,864
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $57,045,136)		90,881,507

Equity Funds - 48.5%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	727,519
Europe Stock Funds - 0.4%
WisdomTree Europe Hedged Equity ETF (c)	1,131,853	85,941,598
Foreign Large Blend Funds - 12.4%
Artisan International Value Fund Investor Class	19,418,342	899,651,776
Fidelity SAI International Index Fund (e)	24,346,626	351,808,745
Fidelity SAI International Low Volatility Index Fund (e)	898,983	10,365,275
Fidelity SAI International Quality Index Fund (e)	206,696	2,889,604
Harbor International Fund Institutional Class	9,619	472,595
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	28,053,450	496,546,058
Oakmark International Fund Investor Class	31,064,062	949,939,029

TOTAL FOREIGN LARGE BLEND FUNDS		2,711,673,082

Foreign Large Growth Funds - 17.9%
American Funds EuroPacific Growth Fund Class F2	962,950	70,690,124
Fidelity Diversified International Fund (e)	12,558,271	640,848,546
Fidelity International Discovery Fund (e)	21,771,952	1,278,013,594
Fidelity Overseas Fund (e)	9,663,607	632,966,263
Fidelity SAI International Momentum Index Fund (b)(e)	350,583	4,873,104
Invesco Oppenheimer International Growth Fund Class R6	836,208	41,693,330
JOHCM International Select Fund Class II Shares	18,710,591	593,125,729
WCM Focused International Growth Fund Investor Class	24,274,057	646,660,880

TOTAL FOREIGN LARGE GROWTH FUNDS		3,908,871,570

Foreign Large Value Funds - 7.2%
Fidelity SAI International Value Index Fund (e)	87,172,490	903,106,993
iShares MSCI EAFE Value ETF (c)	2,278,820	122,851,186
Pear Tree Polaris Foreign Value Fund Institutional Shares	21,924,646	557,543,748

TOTAL FOREIGN LARGE VALUE FUNDS		1,583,501,927

Foreign Small Mid Blend Funds - 1.9%
Fidelity International Small Cap Fund (e)	1,734,127	60,590,381
iShares MSCI EAFE Small-Cap ETF (c)	2,446,450	186,248,239
Oakmark International Small Cap Fund Investor Class	2,797,030	57,786,630
Victory Trivalent International Small-Cap Fund Class I	5,955,691	109,406,050

TOTAL FOREIGN SMALL MID BLEND FUNDS		414,031,300

Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund (e)	3,206,204	84,739,985
Oberweis International Opportunities Institutional Fund	1,770,695	31,961,047
T. Rowe Price International Discovery Fund	1,006,218	98,840,832
Wasatch International Growth Fund Investor Class	100	3,586

TOTAL FOREIGN SMALL MID GROWTH FUNDS		215,545,450

Foreign Small Mid Value Funds - 0.9%
Brandes International Small Cap Equity Fund Class A	3,215,295	45,046,277
Segall Bryant & Hamill International Small Capital Fund Class A	4,713,344	59,482,403
Transamerica International Small Cap Value Fund	5,682,172	92,789,875

TOTAL FOREIGN SMALL MID VALUE FUNDS		197,318,555

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (c)	201,575	7,500,606
Other - 6.8%
Fidelity Advisor Japan Fund Class I (e)	3,486,370	69,901,725
Fidelity Japan Smaller Companies Fund (e)	6,966,190	123,371,228
iShares MSCI Australia ETF (c)	4,610,307	123,279,609
iShares MSCI Japan ETF (c)	17,039,153	1,168,545,113
Matthews Japan Fund Investor Class	198	4,728

TOTAL OTHER		1,485,102,403

TOTAL EQUITY FUNDS
(Cost $6,806,928,884)		10,610,214,010

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 6/17/21 to 8/26/21 (f)
(Cost $35,519,430)	35,520,000	35,519,306

Money Market Funds - 10.4%
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)	1,495,442,164	1,495,591,709
State Street Institutional U.S. Government Money Market Fund Premier Class 0.04% (i)	790,238,762	790,238,762
TOTAL MONEY MARKET FUNDS
(Cost $2,285,830,471)		2,285,830,471
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $15,823,167,505)		23,311,839,212
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(1,427,890,535)
NET ASSETS - 100%		$21,883,948,677

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	June 2021	$157,578,600	$(58,709)	$(58,709)
ICE E-mini MSCI EAFE Index Contracts (United States)	3,672	June 2021	429,385,320	14,330,176	14,330,176
TOTAL FUTURES CONTRACTS					$14,271,467

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $244,457,058 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,519,306.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$671,875
Total	$671,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$69,518,224	$--	$--	$--	$--	$383,501	$69,901,725
Fidelity Diversified International Fund	631,176,275	--	38,000,000	--	16,688,668	30,983,603	640,848,546
Fidelity International Discovery Fund	1,206,053,461	--	28,000,000	--	11,674,040	88,286,093	1,278,013,594
Fidelity International Small Cap Fund	55,266,613	--	--	--	--	5,323,768	60,590,381
Fidelity International Small Cap Opportunities Fund	76,339,729	--	--	--	--	8,400,256	84,739,985
Fidelity Japan Smaller Companies Fund	119,888,133	--	--	--	--	3,483,095	123,371,228
Fidelity Overseas Fund	580,010,044	--	10,000,000	--	2,524,348	60,431,871	632,966,263
Fidelity SAI International Index Fund	--	350,000,000	--	--	--	1,808,745	351,808,745
Fidelity SAI International Low Volatility Index Fund	147,984,370	--	140,000,000	--	3,755,982	(1,375,077)	10,365,275
Fidelity SAI International Momentum Index Fund	24,583,116	--	20,000,000	--	4,318,725	(4,028,737)	4,873,104
Fidelity SAI International Quality Index Fund	17,608,498	--	15,000,000	--	3,082,408	(2,801,302)	2,889,604
Fidelity SAI International Value Index Fund	--	855,000,000	--	--	--	48,106,993	903,106,993
Total	$2,928,428,463	$1,205,000,000	$251,000,000	$--	$42,044,171	$239,002,809	$4,163,475,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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